Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
March 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SIM-NPRT1-0522
1.9887616.103
Municipal Bonds - 97.1%
	Principal Amount (a)	Value ($)
Alabama - 0.5%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	606,846
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	530,000	574,698
5% 4/1/26	500,000	554,988
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,080,000	7,317,774
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	860,000	923,083
5% 3/1/36	1,575,000	1,687,621
TOTAL ALABAMA		11,665,010
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	600,000	645,878
4% 12/1/29	980,000	1,087,297
5% 12/1/28	1,365,000	1,588,621
5% 6/1/29	1,025,000	1,202,486
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	880,000	883,808
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,516,294
TOTAL ALASKA		7,924,384
Arizona - 1.3%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.954%, tender 1/1/37 (b)(c)	515,000	495,554
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	775,000	827,470
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/29	1,400,000	1,628,979
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	181,615
5% 5/1/51	190,000	179,984
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	1,165,000	1,389,997
5% 7/1/38	1,875,000	2,233,396
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(d)	1,255,000	1,265,429
Series 2019, 5%, tender 6/3/24 (b)(d)	6,455,000	6,827,019
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	494,221
5% 7/1/31	645,000	731,103
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	50,524
5% 7/1/48	60,000	59,908
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	677,906
Series 2021 A, 4% 9/1/51	1,000,000	1,050,503
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	845,000	725,893
6% 1/1/48 (e)	1,350,000	1,104,667
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,157,843
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	170,000	171,533
Series 2017 A:
5% 7/1/33 (d)	190,000	211,876
5% 7/1/36 (d)	300,000	334,437
5% 7/1/37 (d)	225,000	250,806
Series 2017 B:
5% 7/1/29	430,000	486,751
5% 7/1/33	600,000	674,713
5% 7/1/36	690,000	772,433
5% 7/1/37	430,000	479,988
Series 2019 B, 5% 7/1/35 (d)	2,450,000	2,743,619
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,400,000	1,654,672
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	260,000	265,613
5.5% 12/1/29	1,530,000	1,785,984
TOTAL ARIZONA		30,914,436
California - 5.0%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	572,863
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,094
Series 2016, 5% 9/1/29	380,000	426,615
Series 2017:
5% 11/1/27	2,000,000	2,307,098
5% 8/1/30	2,465,000	2,814,045
Series 2020, 4% 11/1/37	1,950,000	2,131,664
Series 2022, 5% 4/1/47	10,395,000	12,396,261
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	724,425	755,767
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (e)	100,000	87,268
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	100,000	80,268
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	5,735,000	6,097,202
Series 2022 C:
5% 8/1/31 (f)	640,000	748,593
5% 8/1/34 (f)	1,190,000	1,383,347
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	660,000	665,656
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	236,533
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/22 (Escrowed to Maturity)	570,000	573,692
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	850,000	709,610
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	860,000	670,121
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,099
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	6,795,000	7,924,067
Series B, 5% 7/1/50	4,890,000	5,671,816
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (d)	875,000	950,493
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	634,617
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31 (f)	965,000	1,083,090
4% 8/1/32 (f)	1,355,000	1,512,111
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	327,596
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	744,001
Series 2011, 0% 8/1/46	200,000	76,527
Series B:
0% 8/1/37	1,345,000	813,052
0% 8/1/39	4,095,000	2,269,681
0% 8/1/41	675,000	341,570
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	170,000	179,991
5% 9/1/26	220,000	237,085
5% 9/1/29	455,000	488,071
5% 9/1/31	205,000	219,839
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	755,662
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,325,000	2,798,473
5% 5/1/52	3,950,000	4,724,436
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	427,976
Series 2008 E, 0% 7/1/47 (g)	1,495,000	1,277,423
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (d)	1,220,000	1,363,996
5% 5/1/49 (d)	13,485,000	14,809,664
Series 2019 B, 5% 5/1/49	930,000	1,046,218
Series 2019 E, 5% 5/1/50 (d)	1,350,000	1,481,894
Series 2022 A:
5% 5/1/26 (d)	3,135,000	3,430,853
5% 5/1/27 (d)	3,175,000	3,531,955
5% 5/1/28 (d)	4,235,000	4,778,025
5% 5/1/29 (d)	2,840,000	3,241,967
Series 2022 B, 5% 5/1/52	8,595,000	9,904,137
Series A, 5% 5/1/44 (d)	600,000	626,185
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	795,000	825,207
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	995,000	1,032,806
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,426,855
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	846,318
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	258,671
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	531,862
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	831,447
Series 2013 B, 5.5% 8/1/38	170,000	182,382
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	345,000	349,380
TOTAL CALIFORNIA		116,674,195
Colorado - 3.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	474,155
5% 10/1/43	540,000	590,819
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	296,220
4% 9/1/36	225,000	233,726
5% 9/1/46	1,255,000	1,367,492
Series 2019 A:
5% 11/1/25	1,845,000	2,025,112
5% 11/15/39	2,390,000	2,782,876
Series 2019 A1, 4% 8/1/44	890,000	928,518
Series 2019 A2, 5% 8/1/44	15,610,000	17,486,605
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	590,000	613,870
Series 2019 H, 4.25% 11/1/49	305,000	317,567
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,500,000	4,102,771
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	390,000	408,074
5% 11/15/26 (d)	595,000	657,682
5% 11/15/27 (d)	505,000	566,158
Series 2018 A:
5% 12/1/30 (d)	1,335,000	1,547,751
5% 12/1/34 (d)	880,000	1,051,097
5% 12/1/36 (d)	860,000	958,332
5% 12/1/37 (d)	1,720,000	1,916,090
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,270,000	6,242,772
5% 9/15/46	8,085,000	9,559,666
Series 2020 B:
5% 9/15/28	2,620,000	3,074,561
5% 9/15/29	4,870,000	5,811,906
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	2,400,000	2,822,075
5% 9/1/40	2,800,000	2,980,809
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,045,000	1,034,897
Series 2021 C3B, 2%, tender 10/15/26 (b)	885,000	869,903
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	160,000	175,934
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	255,000	298,968
TOTAL COLORADO		71,196,406
Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	495,000	533,176
Series 2016 B, 5% 5/15/26	1,235,000	1,372,396
Series 2018 F:
5% 9/15/23	450,000	470,674
5% 9/15/24	560,000	599,604
5% 9/15/25	560,000	613,068
Series 2021 D:
5% 7/15/24	1,140,000	1,216,310
5% 7/15/25	1,885,000	2,055,616
5% 7/15/26	1,885,000	2,102,123
5% 7/15/27	2,510,000	2,855,011
5% 7/15/28	2,895,000	3,349,864
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	93,913
5% 7/1/27	60,000	67,504
5% 7/1/28	110,000	123,794
5% 7/1/29	70,000	78,577
Series 2016 K, 4% 7/1/46	1,520,000	1,562,787
Series 2019 A:
5% 7/1/26 (e)	1,195,000	1,209,242
5% 7/1/27 (e)	695,000	703,165
5% 7/1/49 (e)	1,430,000	1,361,613
Series 2019 Q-1:
5% 11/1/22	810,000	827,298
5% 11/1/26	870,000	978,617
Series 2020 A, 4% 7/1/40	1,330,000	1,395,249
Series 2021 G:
4% 3/1/46	1,040,000	1,122,217
4% 3/1/51	1,675,000	1,794,278
Series 2022 M, 4% 7/1/39 (f)	1,985,000	2,070,506
Series K1:
5% 7/1/27	85,000	93,737
5% 7/1/29	220,000	244,452
5% 7/1/30	170,000	188,145
5% 7/1/31	1,400,000	1,545,184
5% 7/1/33	275,000	302,579
5% 7/1/34	1,970,000	2,164,317
Series K3, 5% 7/1/43	2,060,000	2,237,387
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	1,480,000	1,482,343
Series C:
5% 5/15/23 (d)	250,000	258,129
5% 11/15/23 (d)	1,195,000	1,248,435
5% 5/15/24 (d)	2,150,000	2,266,711
5% 11/15/24 (d)	1,000,000	1,065,895
5% 11/15/25 (d)	890,000	965,458
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	729,978
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	785,000	862,623
5% 4/1/39 (e)	1,010,000	1,097,140
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	185,000	206,703
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	1,770,000	1,814,548
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	976,883
TOTAL CONNECTICUT		48,307,249
Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	1,000,000	1,181,113
Series 2020 A, 5% 1/1/31	1,000,000	1,201,556
TOTAL DELAWARE		2,382,669
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	1,300,000	1,416,852
5% 2/1/28	1,300,000	1,504,931
5% 2/1/29	1,725,000	2,029,707
Series 2021 E:
5% 2/1/27	4,375,000	4,968,324
5% 2/1/28	2,850,000	3,299,272
5% 2/1/29	3,650,000	4,294,742
District of Columbia Rev. Series 2018, 5% 10/1/48	7,155,000	7,964,655
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	828,407
5% 10/1/32	900,000	1,040,743
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (d)	1,145,000	1,288,533
5% 10/1/30 (d)	1,420,000	1,592,844
5% 10/1/31 (d)	250,000	279,826
5% 10/1/32 (d)	385,000	431,053
5% 10/1/33 (d)	190,000	212,498
5% 10/1/35 (d)	430,000	480,640
5% 10/1/42 (d)	860,000	959,305
Series 2019 A, 5% 10/1/25 (d)	610,000	661,854
Series 2020 A:
5% 10/1/25 (d)	3,050,000	3,309,270
5% 10/1/26 (d)	2,215,000	2,443,185
5% 10/1/27 (d)	765,000	856,621
5% 10/1/28 (d)	385,000	436,915
TOTAL DISTRICT OF COLUMBIA		40,300,177
Florida - 5.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	300,000	326,266
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	165,000	167,550
Series 2012 Q1, 5% 10/1/25	900,000	915,830
Series 2015 C, 5% 10/1/24 (d)	435,000	463,440
Series 2017:
5% 10/1/25 (d)	45,000	48,825
5% 10/1/26 (d)	170,000	187,437
5% 10/1/27 (d)	170,000	190,268
5% 10/1/29 (d)	460,000	513,533
5% 10/1/30 (d)	125,000	139,402
5% 10/1/32 (d)	600,000	667,231
5% 10/1/33 (d)	225,000	249,942
5% 10/1/34 (d)	220,000	244,183
5% 10/1/35 (d)	260,000	288,377
5% 10/1/36 (d)	345,000	382,390
5% 10/1/37 (d)	385,000	426,562
5% 10/1/42 (d)	2,230,000	2,457,594
5% 10/1/47 (d)	1,035,000	1,133,604
Series 2019 A, 5% 10/1/49 (d)	2,400,000	2,644,682
Series A:
5% 10/1/28 (d)	515,000	556,983
5% 10/1/30 (d)	600,000	646,829
5% 10/1/31 (d)	515,000	555,194
5% 10/1/32 (d)	480,000	516,964
Series C, 5% 10/1/23 (d)	245,000	255,303
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	128,042
Series 2012 A, 5% 7/1/27	980,000	988,477
Series 2015 A, 5% 7/1/27	170,000	185,274
Series 2015 B, 5% 7/1/24	475,000	506,401
Series 2016, 5% 7/1/32	380,000	419,202
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	847,307
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	385,849
5% 7/1/32	2,105,000	2,279,673
Series 2016 A, 5% 7/1/33	230,000	253,532
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	730,000	744,482
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	1,465,000	1,609,986
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,183,019
Series 2015 C:
5% 10/1/30	565,000	606,138
5% 10/1/40	345,000	367,278
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	418,015
5% 10/1/31	410,000	456,288
Series 2015 B:
5% 10/1/28	170,000	186,183
5% 10/1/30	310,000	338,854
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	170,000	185,813
Series 2016:
5% 10/1/22 (d)	170,000	172,830
5% 10/1/24 (d)	515,000	548,670
5% 10/1/26 (d)	295,000	325,259
5% 10/1/27 (d)	170,000	190,268
Series 2017 A:
5% 10/1/25 (d)	55,000	59,426
5% 10/1/25 (Escrowed to Maturity) (d)	115,000	126,151
5% 10/1/27 (d)	80,000	89,105
5% 10/1/27 (Escrowed to Maturity) (d)	265,000	303,146
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	515,000	589,133
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	555,000	634,891
5% 10/1/31 (d)	1,485,000	1,653,334
5% 10/1/32 (d)	1,165,000	1,295,540
5% 10/1/34 (d)	1,035,000	1,148,769
5% 10/1/35 (d)	1,365,000	1,513,977
5% 10/1/36 (d)	1,290,000	1,429,806
5% 10/1/37 (d)	1,075,000	1,191,051
Series 2019 A, 5% 10/1/54 (d)	8,380,000	9,261,567
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27 (Pre-Refunded to 6/1/25 @ 100)	240,000	253,908
5% 6/1/24	45,000	47,764
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (d)	530,000	590,010
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	170,000	180,813
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	170,000	180,813
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	170,000	172,830
5% 10/1/23 (d)	1,325,000	1,345,456
5% 10/1/24 (d)	1,560,000	1,584,343
Series 2014 A:
5% 10/1/28 (d)	860,000	909,151
5% 10/1/33 (d)	1,445,000	1,522,934
5% 10/1/36 (d)	2,730,000	2,873,194
5% 10/1/37	2,225,000	2,345,002
Series 2015 A:
5% 10/1/29 (d)	275,000	296,272
5% 10/1/31 (d)	230,000	247,792
5% 10/1/35 (d)	945,000	994,567
5% 10/1/38 (d)	320,000	342,435
Series 2016 A:
5% 10/1/29	250,000	277,574
5% 10/1/31	300,000	332,874
Series 2017 B, 5% 10/1/40 (d)	2,975,000	3,249,495
Series 2020 A, 4% 10/1/39	1,675,000	1,760,529
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	645,000	657,083
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	631,278
Series 2014 B:
5% 7/1/26	430,000	457,547
5% 7/1/27	300,000	318,743
5% 7/1/28	170,000	180,391
Series 2016 A:
5% 7/1/32	740,000	819,806
5% 7/1/33	630,000	696,600
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/24	8,545,000	9,127,390
5% 7/1/25	8,975,000	9,816,835
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	135,000	146,678
5% 5/1/29	700,000	756,207
Series 2016 A:
5% 5/1/30	1,295,000	1,424,591
5% 5/1/32	1,720,000	1,890,015
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	700,000	846,070
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,075,000	2,075,000
Series 2016 A, 5% 10/1/44	395,000	433,230
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/23 (d)	230,000	239,672
5% 10/1/24 (d)	235,000	250,364
5% 10/1/27 (d)	170,000	187,322
5% 10/1/29 (d)	180,000	198,000
5% 10/1/30 (d)	320,000	352,264
5% 10/1/31 (d)	225,000	247,741
5% 10/1/32 (d)	345,000	379,958
5% 10/1/33 (d)	740,000	814,579
5% 10/1/34 (d)	775,000	852,508
5% 10/1/35 (d)	815,000	895,980
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	115,000	117,740
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	883,690
5% 8/1/29	1,030,000	1,121,628
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,465,000	1,406,900
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	949,371
5% 10/1/32	1,080,000	1,188,762
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	458,054
5% 8/15/26	585,000	650,178
5% 8/15/27	385,000	435,449
5% 8/15/28	260,000	295,754
5% 8/15/30	560,000	636,100
5% 8/15/31	540,000	612,798
5% 8/15/32	400,000	453,277
5% 8/15/34	1,115,000	1,263,509
5% 8/15/35	740,000	837,366
5% 8/15/42	1,135,000	1,281,897
5% 8/15/47	1,685,000	1,886,868
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	206,877
Series 2015 A, 5% 12/1/40	380,000	410,026
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	4,500,000	5,064,308
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A:
5% 9/1/22	395,000	401,109
5% 9/1/25	70,000	71,097
Series 2020 A:
0% 9/1/37	800,000	457,438
0% 9/1/49	2,600,000	863,349
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	225,000	253,695
5% 10/15/49	420,000	470,698
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	186,928
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	941,994
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	325,570
5% 8/1/26	60,000	64,004
TOTAL FLORIDA		125,001,167
Georgia - 5.2%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (d)	585,000	611,309
Series 2019 B, 5% 7/1/25 (d)	470,000	507,319
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	170,000	185,457
Series 2018 B, 5% 11/1/47	1,630,000	1,818,338
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,815,000	2,808,095
Series 2013 1st, 2.925%, tender 3/12/24 (b)	5,290,000	5,311,273
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	1,700,000	1,966,263
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	5,706,169
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	520,302
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	900,000	946,478
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	400,745
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,164,594
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	655,000	694,270
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,056,869
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	610,000	644,690
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	710,000	749,309
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	510,000	537,547
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	520,000	605,460
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,161,038
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	590,000	687,254
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	885,000	1,025,494
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	620,000	718,425
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	590,000	600,877
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	2,000,000	2,374,373
5% 6/1/32	3,000,000	3,548,715
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	399,639
5% 8/1/39	355,000	381,426
5% 8/1/43	470,000	513,901
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,410,000	1,514,438
4% 7/1/43	1,475,000	1,568,973
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	4,415,000	4,549,539
Series 2021 A, 4%, tender 9/1/27 (b)	50,000,000	52,971,215
Series 2022 E, 4%, tender 12/1/29 (b)	13,220,000	14,027,351
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	865,000	916,931
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/37	1,000,000	1,071,641
5% 4/1/30	550,000	644,996
5% 4/1/36	560,000	658,509
Series 2020 B:
4% 9/1/37	1,345,000	1,472,360
4% 9/1/38	1,750,000	1,912,688
5% 9/1/25	1,240,000	1,362,718
5% 9/1/32	1,265,000	1,506,293
TOTAL GEORGIA		121,823,281
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (d)	1,290,000	1,373,741
5% 7/1/45 (d)	1,000,000	1,064,916
Series 2018 A:
5% 7/1/29 (d)	220,000	248,052
5% 7/1/30 (d)	260,000	291,827
5% 7/1/31 (d)	250,000	279,984
5% 7/1/32 (d)	260,000	290,819
5% 7/1/33 (d)	260,000	290,437
5% 7/1/48 (d)	14,200,000	15,513,766
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	210,000	226,822
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	6,400,000	7,523,384
Series 2022 A:
5% 11/1/24 (f)	855,000	908,003
5% 11/1/25 (f)	380,000	412,505
5% 11/1/27 (f)	1,525,000	1,722,407
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	270,000	272,511
5.25% 8/1/24 (d)	345,000	359,641
5.25% 8/1/25 (d)	430,000	447,960
TOTAL HAWAII		31,226,775
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	145,000	150,006
Illinois - 13.2%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,585,000	1,610,453
Series 2015 C, 5.25% 12/1/39	295,000	309,616
Series 2016 B, 6.5% 12/1/46	140,000	158,802
Series 2017 A, 7% 12/1/46 (e)	480,000	565,656
Series 2017 C:
5% 12/1/22	455,000	464,324
5% 12/1/23	390,000	406,919
5% 12/1/24	990,000	1,049,081
5% 12/1/25	565,000	607,645
5% 12/1/26	165,000	178,906
5% 12/1/30	440,000	476,883
Series 2017 D:
5% 12/1/23	510,000	532,125
5% 12/1/24	215,000	227,831
5% 12/1/31	515,000	556,241
Series 2018 A:
5% 12/1/25	170,000	182,831
5% 12/1/26	170,000	184,328
5% 12/1/28	815,000	894,454
5% 12/1/30	1,185,000	1,290,976
5% 12/1/32	200,000	216,861
5% 12/1/35	170,000	183,830
Series 2018 C, 5% 12/1/46	5,390,000	5,748,697
Series 2019 A:
5% 12/1/28	570,000	625,569
5% 12/1/30	1,155,000	1,263,737
5% 12/1/31	655,000	714,721
5% 12/1/33	1,545,000	1,680,831
Series 2022 A, 5% 12/1/47	2,655,000	2,853,858
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000,000	1,119,574
Series 2020 A:
5% 1/1/29	2,965,000	3,256,141
5% 1/1/30	5,100,000	5,628,483
Series 2021 A, 5% 1/1/32	5,205,000	5,751,189
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (d)	4,500,000	4,595,972
5.5% 1/1/29 (d)	800,000	818,926
Series 2014 A:
5% 1/1/27 (d)	1,780,000	1,856,322
5% 1/1/28 (d)	3,295,000	3,433,411
5% 1/1/33 (d)	925,000	962,890
5% 1/1/34 (d)	450,000	468,433
Series 2016 A:
4% 1/1/33 (d)	1,280,000	1,339,174
5% 1/1/28 (d)	345,000	373,780
Series 2016 B:
4% 1/1/35	270,000	280,653
5% 1/1/36	345,000	374,806
5% 1/1/37	465,000	505,364
5% 1/1/46	1,220,000	1,323,133
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,105,237
Series 2013 D, 5% 1/1/27	550,000	562,893
Series 2015 A:
5% 1/1/31 (d)	1,040,000	1,104,696
5% 1/1/32 (d)	2,100,000	2,230,064
Series 2015 C:
5% 1/1/24 (d)	245,000	256,061
5% 1/1/46 (d)	410,000	432,941
Series 2016 B, 5% 1/1/34	1,050,000	1,142,301
Series 2016 C:
5% 1/1/33	470,000	512,197
5% 1/1/34	545,000	592,908
Series 2016 G:
5% 1/1/37 (d)	345,000	373,815
5% 1/1/42 (d)	345,000	372,072
5.25% 1/1/29 (d)	60,000	66,528
5.25% 1/1/31 (d)	70,000	77,273
Series 2017 A, 5% 1/1/31	610,000	673,787
Series 2017 B:
5% 1/1/35	360,000	396,115
5% 1/1/37	1,470,000	1,615,235
Series 2017 C:
5% 1/1/30	105,000	116,223
5% 1/1/31	105,000	115,980
5% 1/1/32	110,000	121,357
Series 2017 D:
5% 1/1/28 (d)	515,000	566,580
5% 1/1/29 (d)	430,000	472,043
5% 1/1/32 (d)	465,000	507,590
5% 1/1/34 (d)	700,000	762,640
5% 1/1/35 (d)	515,000	559,969
5% 1/1/36 (d)	640,000	694,895
5% 1/1/37 (d)	345,000	373,815
Series 2018 A:
5% 1/1/37 (d)	3,500,000	3,865,378
5% 1/1/39 (d)	3,420,000	3,767,512
5% 1/1/48 (d)	570,000	620,406
5% 1/1/53 (d)	975,000	1,059,196
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	455,000	502,240
5% 7/1/48 (d)	3,875,000	4,256,406
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,327,242
Series 2017, 5% 12/1/46	705,000	781,506
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	352,154
5% 6/1/23	310,000	321,269
5% 6/1/24	50,000	53,071
5% 6/1/25	50,000	54,354
5% 6/1/26	40,000	44,458
Cook County Forest Preservation District Series 2012 A, 5% 11/15/22	345,000	352,744
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	1,910,000	1,949,310
Series 2016 A:
5% 11/15/26	980,000	1,094,095
5% 11/15/27	480,000	536,106
5% 11/15/28	630,000	701,012
5% 11/15/29	780,000	866,478
5% 11/15/30	860,000	952,970
Series 2021 A, 5% 11/15/33	1,875,000	2,187,180
Series 2021 B:
4% 11/15/25	735,000	780,720
4% 11/15/26	375,000	402,344
4% 11/15/27	380,000	410,655
4% 11/15/28	190,000	207,067
Illinois Fin. Auth. Series 2020 A, 4% 5/15/50	6,000,000	6,293,016
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	210,000	229,051
5% 8/1/30	155,000	168,563
5% 8/1/32	210,000	227,603
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	179,252
5% 10/1/29	170,000	188,904
5% 10/1/30	170,000	188,510
5% 10/1/35	345,000	380,819
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	5,668,531
5% 5/15/43	7,175,000	8,028,214
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	209,310
4% 2/15/33	45,000	48,125
5% 2/15/29	1,060,000	1,196,354
5% 2/15/36	240,000	268,169
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	182,260
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	91,320
Series 2012 A, 5% 5/15/22	375,000	376,710
Series 2012:
4% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	1,510,000	1,527,224
5% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	325,000	330,026
5% 9/1/38 (Pre-Refunded to 9/1/22 @ 100)	4,520,000	4,589,905
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	900,000	919,559
Series 2013:
5% 11/15/24	85,000	86,823
5% 11/15/27	15,000	15,312
5% 11/15/28	495,000	504,942
5% 11/15/29	240,000	244,895
Series 2015 A:
5% 10/1/35	3,010,000	3,281,687
5% 11/15/45	555,000	598,071
Series 2015 B, 5% 11/15/27	545,000	589,097
Series 2015 C:
4.125% 8/15/37	150,000	155,934
5% 8/15/35	1,285,000	1,390,119
5% 8/15/44	6,275,000	6,769,348
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	170,000	172,322
5% 8/15/25 (Escrowed to Maturity)	410,000	447,722
5% 7/1/28	210,000	233,636
5% 2/15/29	885,000	972,209
5% 2/15/30	935,000	1,026,047
5% 7/1/30	120,000	132,481
5% 2/15/31	755,000	827,641
5% 7/1/31	215,000	237,363
5% 2/15/32	730,000	799,387
5% 7/1/33	110,000	121,348
5% 7/1/34	860,000	948,719
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	110,000	122,799
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	90,000	100,472
5% 7/1/36	445,000	490,907
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	350,000	390,723
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	105,000	118,304
Series 2016 B:
5% 8/15/31	1,270,000	1,426,504
5% 8/15/32	1,040,000	1,167,143
5% 8/15/34	1,295,000	1,452,050
5% 8/15/36	1,805,000	2,021,255
Series 2016 C:
3.75% 2/15/34	250,000	262,414
4% 2/15/36	1,070,000	1,138,794
4% 2/15/41	2,940,000	3,113,591
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	135,000	145,797
5% 2/15/24	10,000	10,546
5% 2/15/30	1,335,000	1,503,444
5% 2/15/31	4,825,000	5,421,957
5% 2/15/32	760,000	852,168
5% 2/15/34	605,000	677,189
5% 2/15/41	1,190,000	1,323,893
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,400
5% 5/15/29	215,000	235,190
5% 12/1/29	295,000	326,642
5% 5/15/30	455,000	497,356
5% 12/1/46	805,000	880,960
Series 2017 A, 5% 8/1/42	150,000	161,654
Series 2017:
5% 1/1/29	575,000	649,311
5% 7/1/34	965,000	1,079,535
5% 7/1/35	810,000	904,981
Series 2018 A:
4.25% 1/1/44	530,000	565,008
5% 1/1/38	2,140,000	2,406,912
5% 1/1/44	3,200,000	3,562,114
Series 2019, 4% 9/1/35	490,000	508,173
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	435,000	436,241
Series 2012, 5% 3/1/23	885,000	898,525
Series 2013:
5.5% 7/1/24	170,000	178,589
5.5% 7/1/25	900,000	945,816
Series 2014:
5% 2/1/25	625,000	657,683
5% 2/1/26	470,000	495,437
5% 4/1/28	395,000	417,652
5% 5/1/28	370,000	392,035
5% 2/1/39	2,950,000	3,089,838
5.25% 2/1/31	75,000	79,225
Series 2016:
5% 2/1/23	310,000	317,692
5% 2/1/24	3,175,000	3,328,998
5% 6/1/25	1,515,000	1,629,205
5% 11/1/25	515,000	557,475
5% 6/1/26	205,000	223,421
5% 2/1/27	1,160,000	1,271,641
Series 2017 C, 5% 11/1/29	1,450,000	1,596,263
Series 2017 D:
5% 11/1/25	7,545,000	8,167,275
5% 11/1/27	3,570,000	3,933,961
Series 2019 B, 5% 9/1/24	990,000	1,050,341
Series 2021 A:
5% 3/1/34	3,530,000	3,953,831
5% 3/1/46	7,365,000	8,038,139
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	3,385,000	3,401,268
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,498,448	1,426,204
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	345,000	355,436
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	700,000	761,802
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	1,505,000	1,628,905
Series 2016 A:
5% 12/1/31	1,210,000	1,323,541
5% 12/1/32	1,775,000	1,939,559
Series 2019 A, 5% 1/1/44	470,000	534,073
Series A:
5% 1/1/40	1,140,000	1,311,592
5% 1/1/41	3,000,000	3,446,782
5% 1/1/45	10,130,000	11,579,852
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,309,759
5% 2/1/35	860,000	934,439
5% 2/1/36	1,480,000	1,606,979
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	880,000	844,658
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,051,295
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	10,730,000	4,517,004
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	5,250,000	2,012,571
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	625,000	218,223
Series 2012 B, 0% 12/15/51	2,255,000	577,564
Series A:
0% 6/15/22 (Escrowed to Maturity)	220,000	219,494
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590,000	544,048
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	925,494
Series 1996 A, 0% 6/15/24	525,000	492,210
Series 2017 B:
5% 12/15/25	170,000	183,617
5% 12/15/26	570,000	623,728
5% 12/15/27	60,000	66,412
5% 12/15/31	115,000	125,102
5% 12/15/34	70,000	75,896
Series 2020 A, 5% 6/15/50	1,900,000	2,024,725
Series 2020 B, 5% 6/15/42	2,305,000	2,494,407
Series 2022 A:
0% 12/15/36	215,000	116,934
0% 12/15/39	1,750,000	820,617
0% 12/15/40	1,470,000	654,262
0% 12/15/41	1,100,000	464,412
4% 6/15/52	20,000,000	19,731,080
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	1,350,000	1,562,742
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,510,310
5% 6/1/28	475,000	517,064
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	945,000	997,526
6.25% 10/1/38	935,000	991,068
Series 2018 A, 5% 4/1/30	715,000	822,774
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	1,060,000	945,609
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	215,000	236,916
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	260,000	286,503
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	260,000	286,503
TOTAL ILLINOIS		307,854,470
Indiana - 0.7%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	300,000	276,625
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	475,000	437,040
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	1,215,000	1,333,589
Series 2016:
5% 9/1/22	50,000	50,788
5% 9/1/23	75,000	78,419
5% 9/1/24	115,000	123,323
5% 9/1/26	225,000	252,702
5% 9/1/27	110,000	122,316
5% 9/1/28	530,000	586,760
5% 9/1/29	260,000	287,271
5% 9/1/30	240,000	264,646
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	440,000	447,805
Series 2015 A, 5% 10/1/30	830,000	888,016
Series 2021 2, 5% 10/1/41	1,750,000	2,066,392
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	610,000	561,667
Series 2021 B:
3% 7/1/50	555,000	557,826
5% 1/1/23	500,000	513,036
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,298,948
Series 2016:
4% 1/1/32 (d)	170,000	179,028
4% 1/1/33 (d)	170,000	178,852
4% 1/1/34 (d)	215,000	223,390
4% 1/1/35 (d)	480,000	496,466
5% 1/1/26 (d)	180,000	195,745
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	370,000	380,062
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	236,864
5% 7/1/35	405,000	467,556
5% 7/1/36	440,000	507,591
5% 7/1/37	410,000	472,421
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,685,000	1,867,436
Series 2020, 4% 4/1/37	830,000	862,041
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (b)(d)	300,000	305,411
TOTAL INDIANA		16,520,032
Iowa - 0.4%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	248,185
5% 5/15/48	575,000	590,089
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (d)	400,000	409,050
5% 12/1/29 (d)	1,050,000	1,197,744
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	1,000,000	1,061,676
4% 6/1/36	1,000,000	1,057,630
4% 6/1/39	1,000,000	1,052,097
5% 6/1/32	900,000	1,036,530
Series 2021 B1, 4% 6/1/49	1,475,000	1,496,436
TOTAL IOWA		8,149,437
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	775,000	842,612
5% 9/1/45	1,170,000	1,266,475
TOTAL KANSAS		2,109,087
Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/23	75,000	76,899
5% 1/1/28	275,000	302,163
5% 1/1/31	260,000	285,723
5% 1/1/32	260,000	285,446
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,160,000	3,518,982
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	175,000	193,660
5% 5/1/27	505,000	568,937
5% 5/1/29	935,000	1,066,992
5% 5/1/32	245,000	280,591
5% 5/1/33	190,000	217,767
5% 5/1/34	215,000	246,184
5% 5/1/35	130,000	146,847
5% 5/1/36	110,000	124,170
Series B, 5% 8/1/23	1,205,000	1,254,642
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	9,405,000	9,900,621
Series A, 4% 6/1/24	500,000	517,100
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	435,000	484,700
Series 2020 D, 5%, tender 10/1/29 (b)	525,000	605,818
Series 2013 A:
5.5% 10/1/33	585,000	613,697
5.75% 10/1/38	1,510,000	1,587,303
Series 2020 A, 5% 10/1/37	1,220,000	1,413,500
TOTAL KENTUCKY		23,691,742
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	553,192
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	279,600
5% 12/15/25	535,000	588,049
5% 12/15/26	215,000	240,619
5% 12/15/28	345,000	385,402
5% 12/15/29	245,000	273,743
5% 12/15/30	480,000	535,190
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	240,000	255,258
5% 1/1/29 (d)	895,000	950,676
5% 1/1/30 (d)	1,205,000	1,279,960
5% 1/1/31 (d)	430,000	456,749
5% 1/1/40 (d)	4,600,000	4,857,391
Series 2017 B:
5% 1/1/27 (d)	70,000	77,216
5% 1/1/28 (d)	40,000	44,006
5% 1/1/32 (d)	70,000	76,411
5% 1/1/33 (d)	120,000	130,850
5% 1/1/34 (d)	35,000	38,132
5% 1/1/35 (d)	70,000	76,209
5% 1/1/37 (d)	1,000,000	1,087,202
Series 2017 D2:
5% 1/1/27 (d)	85,000	93,762
5% 1/1/28 (d)	125,000	137,519
5% 1/1/31 (d)	110,000	120,219
5% 1/1/33 (d)	175,000	190,824
5% 1/1/34 (d)	210,000	228,792
5% 1/1/36 (d)	160,000	174,092
5% 1/1/37 (d)	265,000	288,109
TOTAL LOUISIANA		13,419,172
Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	800,000	832,235
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	305,000	317,290
Series 2016 A:
4% 7/1/41	405,000	417,805
4% 7/1/46	555,000	568,411
5% 7/1/41	1,790,000	1,931,807
5% 7/1/46	4,775,000	5,116,558
Series 2017 B:
4% 7/1/25	75,000	79,136
4% 7/1/31	120,000	127,298
4% 7/1/32	85,000	90,071
4% 7/1/34	175,000	185,071
5% 7/1/26	55,000	60,955
5% 7/1/28	90,000	100,769
5% 7/1/29	70,000	78,248
5% 7/1/33	170,000	189,750
5% 7/1/35	130,000	145,081
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	195,465
5% 7/1/36	450,000	487,488
5% 7/1/38	115,000	124,393
TOTAL MAINE		11,047,831
Maryland - 2.9%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	2,230,000	2,520,372
5% 4/1/27	2,490,000	2,845,397
5% 4/1/27	8,780,000	10,033,169
5% 4/1/28	2,495,000	2,906,078
5% 4/1/28	4,220,000	4,915,290
Baltimore Proj. Rev.:
(Wtr. Proj.) Series 2020 A, 4% 7/1/45	2,000,000	2,132,006
(Wtr. Projs.) Series 2020 A, 5% 7/1/50	2,200,000	2,539,488
City of Westminster Series 2016:
5% 11/1/27	445,000	493,021
5% 11/1/28	475,000	524,415
5% 11/1/29	500,000	550,985
5% 11/1/30	530,000	582,107
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	495,000	470,640
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	700,000	723,746
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (d)	1,800,000	1,850,839
5% 8/1/46 (d)	4,000,000	4,506,703
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	242,473
5% 6/1/35	345,000	385,675
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/28	5,720,000	6,704,628
Series 2022 2C, 4% 3/1/29	4,290,000	4,804,887
Maryland Health & Higher Edl. Series 2021 A:
5% 6/1/29	180,000	201,716
5% 6/1/33	450,000	507,308
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	619,759
Series 2015, 5% 7/1/24	130,000	138,624
Series 2016 A:
4% 7/1/42	295,000	307,111
5% 7/1/35	120,000	132,220
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	6,590,000	7,648,838
5% 6/1/52	1,555,000	1,793,479
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	2,460,000	2,829,216
5% 10/1/28	3,600,000	4,211,435
TOTAL MARYLAND		68,121,625
Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	3,740,000	4,534,352
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	5,115,000	5,843,131
Series 2021 A, 5% 6/1/51	8,150,000	9,436,753
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	315,003
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	765,019
5% 7/1/34	725,000	823,814
Series 2017, 4% 7/1/41	1,720,000	1,829,088
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	178,868
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	192,676
5% 10/1/28	180,000	197,962
5% 10/1/29	190,000	208,493
5% 10/1/31	210,000	229,454
5% 10/1/32	220,000	240,242
Series 2016:
5% 10/1/29	170,000	189,287
5% 10/1/30	260,000	289,481
5% 7/1/31	290,000	319,909
5% 10/1/31	280,000	311,819
5% 10/1/43	1,500,000	1,624,296
Series 2019, 5% 9/1/59	4,040,000	4,550,877
Series 2020 A:
4% 7/1/45	3,170,000	3,205,478
5% 10/15/28	1,500,000	1,763,943
5% 10/15/29	5,000,000	5,994,487
5% 10/15/30	5,000,000	6,088,426
Series 2021 V, 5% 7/1/55	5,435,000	6,993,776
Series BB1, 5% 10/1/46	70,000	78,315
Series J2, 5% 7/1/53	7,000,000	7,881,291
Series M:
4% 10/1/50	3,170,000	3,192,329
5% 10/1/45	2,390,000	2,630,293
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (d)	955,000	963,496
Series 2016, 5% 7/1/24 (d)	1,400,000	1,474,547
Series 2019 B, 5% 7/1/27 (d)	675,000	749,242
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/36	365,000	408,557
5% 4/1/42	1,380,000	1,536,022
Series 2019 A, 5% 1/1/49	1,000,000	1,137,268
Series 2019 C, 5% 5/1/49	1,560,000	1,783,771
Series E, 5% 11/1/45	1,345,000	1,579,649
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	2,875,000	2,888,980
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	396,710
5% 7/1/34	185,000	203,725
5% 7/1/38	270,000	296,611
Series 2016 B, 5% 7/1/43 (d)	1,480,000	1,604,768
Series 2019 A, 5% 7/1/40 (d)	500,000	561,631
Series 2021 E:
5% 7/1/37 (d)	4,100,000	4,710,386
5% 7/1/41 (d)	6,955,000	7,939,845
5% 7/1/46 (d)	1,325,000	1,497,169
5% 7/1/51 (d)	9,000,000	10,126,072
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	1,485,000	1,631,870
TOTAL MASSACHUSETTS		111,399,181
Michigan - 1.5%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	405,000	427,383
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	550,000	588,936
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	692,125
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	477,622
5% 7/1/48	1,815,000	2,051,634
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	450,395
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	820,000	899,436
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	40,000	44,063
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	610,272
(Trinity Health Proj.) Series 2017, 5% 12/1/42	445,000	497,961
Series 2012, 5% 11/15/42	1,785,000	1,815,880
Series 2015 A, 5% 8/1/32	570,000	604,032
Series 2015 MI, 5% 12/1/24	765,000	822,739
Series 2016, 5% 11/15/41	325,000	357,306
Series 2020 A, 4% 6/1/49	765,000	780,784
Series 2021:
4% 9/1/39	600,000	633,450
4% 9/1/40	600,000	632,387
4% 9/1/41	500,000	526,195
Series MI, 5.5% 12/1/27	820,000	902,007
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 C:
5% 12/1/32	230,000	260,079
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	25,000	28,714
Series 2012 A, 5% 6/1/26	345,000	348,069
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	645,000	659,058
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,156,149
5% 3/1/41	1,075,000	1,217,106
5% 3/1/44	2,100,000	2,374,407
5% 3/1/50	3,400,000	3,820,799
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	543,862
5% 11/1/31	435,000	482,457
5% 11/1/36	45,000	49,650
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,085,000	1,151,892
Series 2020 A, 4% 4/1/45	1,500,000	1,609,597
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	1,205,000	1,311,817
Series 2015 G, 5% 12/1/28 (d)	945,000	1,025,318
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	255,000	269,388
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	210,000	221,657
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	205,000	216,227
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	215,000	226,605
5% 12/1/31	65,000	72,559
5% 12/1/32	65,000	72,469
5% 12/1/34	120,000	133,538
5% 12/1/35	110,000	122,325
5% 12/1/37	75,000	83,320
Series 2017 B:
5% 12/1/29 (d)	105,000	116,806
5% 12/1/30 (d)	120,000	133,161
5% 12/1/31 (d)	140,000	154,736
5% 12/1/32 (d)	90,000	99,597
5% 12/1/32 (d)	110,000	121,730
5% 12/1/34 (d)	105,000	115,978
5% 12/1/35 (d)	110,000	121,417
5% 12/1/37 (d)	145,000	159,891
5% 12/1/42 (d)	170,000	186,435
Series 2018 B, 5% 12/1/48 (d)	1,000,000	1,098,049
Series 2018 D, 5% 12/1/29 (d)	800,000	907,010
TOTAL MICHIGAN		34,486,479
Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	525,185
Series 2017, 5% 5/1/25	140,000	151,632
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	146,403
5% 10/1/45	285,000	313,867
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	215,421
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	1,255,000	1,290,037
TOTAL MINNESOTA		2,642,545
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	1,455,000	1,462,123
5% 6/1/27	720,000	816,804
TOTAL MISSISSIPPI		2,278,927
Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	132,614
5% 3/1/31	130,000	143,365
5% 3/1/36	260,000	285,495
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (d)	500,000	554,600
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	205,000	205,631
5% 9/1/27	85,000	85,262
5% 9/1/28	170,000	170,524
5% 9/1/29	170,000	170,524
5% 9/1/30	240,000	241,616
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	174,328
3.25% 2/1/28	170,000	174,756
4% 2/1/40	140,000	144,274
5% 2/1/29	215,000	232,831
5% 2/1/31	445,000	478,803
5% 2/1/33	495,000	530,151
5% 2/1/36	465,000	494,971
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	165,000	170,597
Series 2021 A, 3% 5/1/52	2,600,000	2,613,020
Saint Louis Arpt. Rev. Series 2012, 5% 7/1/32 (d)	605,000	608,882
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	255,000	266,084
5.25% 9/1/53	4,550,000	4,753,409
TOTAL MISSOURI		12,631,737
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	165,000	168,079
Series 2019 B, 4% 6/1/50	100,000	104,099
TOTAL MONTANA		272,178
Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	5,825,000	6,106,828
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	178,260
5% 7/1/36	120,000	133,402
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	510,000	526,194
Series 2019 E, 3.75% 9/1/49 (d)	565,000	578,397
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	466,160
5% 1/1/40	195,000	213,371
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/22 (d)	130,000	132,991
5% 12/15/23 (d)	130,000	136,281
5% 12/15/25 (d)	70,000	76,264
5% 12/15/26 (d)	250,000	276,734
5% 12/15/27 (d)	170,000	188,726
5% 12/15/30 (d)	260,000	287,458
5% 12/15/31 (d)	135,000	149,324
5% 12/15/33 (d)	140,000	154,818
5% 12/15/35 (d)	345,000	381,342
5% 12/15/36 (d)	85,000	93,974
TOTAL NEBRASKA		10,080,524
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	485,000	515,631
Series 2019 A, 5% 7/1/26	1,935,000	2,153,621
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (d)	385,000	388,425
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	1,035,000	1,033,711
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	780,000	861,054
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	305,000	315,667
Series 2021 B, 3% 10/1/51	8,635,000	8,664,008
TOTAL NEVADA		13,932,117
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/26	655,000	729,707
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,464,344	1,563,406
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	576,121
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	210,000	240,606
5% 8/1/29	185,000	211,365
5% 8/1/30	170,000	194,398
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	502,400
5% 7/1/32	660,000	751,550
5% 7/1/33	600,000	682,389
5% 7/1/34	920,000	1,045,392
5% 7/1/35	965,000	1,095,665
5% 7/1/36	1,015,000	1,151,654
5% 7/1/37	890,000	1,009,220
Series 2017, 5% 7/1/44	2,265,000	2,472,910
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	65,000	65,607
Series 2012:
4% 7/1/32	475,000	476,290
5% 7/1/24	170,000	171,141
5% 7/1/25	205,000	206,348
5% 7/1/27	85,000	85,537
Series 2016:
4% 10/1/38	415,000	432,608
5% 10/1/22	185,000	188,346
5% 10/1/24	365,000	390,421
5% 10/1/25	360,000	394,015
5% 10/1/29	1,150,000	1,272,073
5% 10/1/31	895,000	984,407
5% 10/1/33	695,000	762,882
5% 10/1/38	1,285,000	1,405,383
TOTAL NEW HAMPSHIRE		19,061,841
New Jersey - 4.3%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	180,000	197,730
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	435,000	475,283
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	215,000	234,369
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	225,000	245,175
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	260,000	233,396
Series 2013:
5% 3/1/27	700,000	717,266
5% 3/1/27 (Pre-Refunded to 3/1/23 @ 100)	12,985,000	13,372,857
Series A:
5% 11/1/31	2,265,000	2,553,515
5% 11/1/36	2,530,000	2,821,949
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	230,000	215,221
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,442,946
Series 2017 B, 5% 11/1/23	3,100,000	3,235,898
Series 2013:
5% 3/1/24	3,100,000	3,184,328
5% 3/1/25	380,000	389,334
Series 2014 PP, 5% 6/15/26	1,100,000	1,162,252
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	245,000	261,130
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	305,000	325,080
Series 2015 XX:
5% 6/15/26	275,000	296,564
5.25% 6/15/27	2,925,000	3,179,149
Series LLL, 5% 6/15/44	1,140,000	1,259,141
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	8,000,000	7,923,201
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	398,815
5% 7/1/32	415,000	459,867
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	985,000	1,071,326
4% 6/1/31	370,000	403,644
4% 6/1/32	250,000	273,657
5% 6/1/29	1,110,000	1,277,731
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	60,000	60,560
5% 7/1/23	200,000	207,807
5% 7/1/24	330,000	351,366
5% 7/1/25	345,000	376,225
5% 7/1/26	190,000	211,957
5% 7/1/26	60,000	66,934
5% 7/1/27	130,000	145,921
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	85,000	94,823
5% 7/1/28	65,000	72,820
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	85,000	94,823
5% 7/1/29 (Pre-Refunded to 7/1/27 @ 100)	120,000	133,867
5% 7/1/30	170,000	189,719
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	145,000	161,756
Series 2016:
4% 7/1/48	500,000	522,917
5% 7/1/41	625,000	685,746
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	210,000	214,821
5% 12/1/23 (d)	350,000	367,179
5% 12/1/26 (d)	915,000	1,017,274
Series 2018 B:
5% 12/1/25 (d)	725,000	791,926
5% 12/1/26 (d)	1,045,000	1,161,805
Series 2019 A:
5% 12/1/23	310,000	325,580
5% 12/1/24	180,000	193,392
5% 12/1/25	330,000	361,678
Series 2020:
5% 12/1/24 (d)	1,450,000	1,553,987
5% 12/1/24 (d)	690,000	739,483
5% 12/1/27 (d)	570,000	639,745
5% 12/1/28 (d)	1,000,000	1,136,723
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	795,000	851,213
Series D, 5% 1/1/28	840,000	933,505
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	5,534,573
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	71,682
Series 2010 A, 0% 12/15/27	2,350,000	1,972,301
Series 2014 BB2, 5% 6/15/33	4,365,000	4,991,997
Series 2016 A:
5% 6/15/27	465,000	515,154
5% 6/15/28	1,905,000	2,108,482
5% 6/15/29	385,000	426,043
Series 2022 A:
4% 6/15/40 (f)	750,000	771,309
4% 6/15/41 (f)	3,225,000	3,299,965
Series 2022 AA:
5% 6/15/29 (f)	1,000,000	1,132,771
5% 6/15/30 (f)	5,530,000	6,311,323
Series AA:
4% 6/15/36	950,000	990,448
4% 6/15/45	2,105,000	2,142,746
5% 6/15/29	385,000	387,990
5% 6/15/38	1,070,000	1,199,712
5% 6/15/45	470,000	519,016
Series BB, 5% 6/15/33	4,300,000	4,796,091
TOTAL NEW JERSEY		99,447,979
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (d)	1,810,000	1,889,417
5% 9/1/24 (d)	1,000,000	1,068,708
5% 9/1/26 (d)	3,225,000	3,591,805
5% 9/1/27 (d)	1,520,000	1,720,451
5% 9/1/29 (d)	600,000	695,990
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	415,000	426,715
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	34,792
5% 5/15/34	65,000	69,742
5% 5/15/39	50,000	53,349
5% 5/15/44	50,000	52,908
5% 5/15/49	100,000	105,374
Series 2019 B1, 2.625% 5/15/25	55,000	55,000
TOTAL NEW MEXICO		9,764,251
New York - 8.2%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	226,276
4% 7/1/34	215,000	225,979
Series 2017:
5% 12/1/22 (e)	300,000	306,848
5% 12/1/23 (e)	200,000	209,682
5% 12/1/24 (e)	200,000	214,611
5% 12/1/25 (e)	200,000	219,494
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	2,140,000	2,061,324
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,567,010
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,590,000	2,983,983
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	860,000	863,729
Series 2015 C, 5% 8/1/27	120,000	129,709
Series 2016 C and D, 5% 8/1/28	450,000	496,373
Series 2016 E, 5% 8/1/28	755,000	841,765
Series 2022 A1, 5% 8/1/47	26,515,000	30,543,596
Series A, 5% 8/1/26	1,000,000	1,117,989
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,210,000	1,135,129
Series 2021 K2, 0.9%, tender 1/1/26 (b)	8,300,000	7,813,074
Series 2021, 0.6%, tender 7/1/25 (b)	1,710,000	1,594,868
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	12,885,000	15,089,067
Series GG 1, 5% 6/15/48	17,930,000	20,275,407
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	916,553
Series 2015 S2, 5% 7/15/35	305,000	330,789
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	2,000,000	2,231,989
Series 2018 B, 5% 8/1/45	6,335,000	6,944,429
Series 2022 A1, 5% 11/1/27	6,455,000	7,362,178
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,400,000	4,111,238
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	969,514
New York Dorm. Auth. Rev. Series 2022:
4% 7/1/36 (f)	1,510,000	1,605,928
4% 7/1/38 (f)	485,000	514,463
4% 7/1/40 (f)	800,000	845,768
5% 7/1/34 (f)	1,000,000	1,169,897
5% 7/1/35 (f)	1,000,000	1,165,879
5% 7/1/37 (f)	1,650,000	1,920,034
5% 7/1/39 (f)	500,000	579,911
5% 7/1/41 (f)	890,000	1,029,085
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,298,334
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	1,720,000	1,793,098
Series 2015 A1:
5% 11/15/29	495,000	530,512
5% 11/15/45	1,280,000	1,352,416
Series 2017 C1, 5% 11/15/30	3,370,000	3,735,805
Series 2017 D, 5% 11/15/30	7,220,000	8,003,895
Series 2020 D, 4% 11/15/46	11,710,000	11,955,747
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	1,205,000	1,126,232
1.1%, tender 5/1/27 (b)	4,460,000	4,152,067
Series J, 0.75% 5/1/25	1,410,000	1,338,177
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	210,000	213,914
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	8,700,000	9,086,167
4% 3/15/45	7,000,000	7,297,014
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	4,475,000	5,180,896
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	740,000	774,018
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,215,818
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,043,976
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	2,050,000	1,894,615
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	187,675
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (Assured Guaranty Muni. Corp. Insured)	195,000	199,378
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,680,000	3,003,621
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	250,000	235,117
5.375% 11/1/54 (e)	885,000	784,426
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	1,800,000	2,060,507
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	935,738
TOTAL NEW YORK		192,012,731
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	1,175,000	1,288,265
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	298,529
5% 7/1/33	260,000	291,696
5% 7/1/37	605,000	675,332
Series 2017 B:
5% 7/1/22 (d)	25,000	25,222
5% 7/1/23 (d)	30,000	31,111
5% 7/1/24 (d)	35,000	37,108
5% 7/1/25 (d)	15,000	16,191
5% 7/1/26 (d)	15,000	16,471
5% 7/1/27 (d)	35,000	39,049
5% 7/1/28 (d)	30,000	33,574
5% 7/1/29 (d)	40,000	44,692
5% 7/1/30 (d)	45,000	50,271
5% 7/1/31 (d)	85,000	94,775
5% 7/1/32 (d)	85,000	94,806
5% 7/1/33 (d)	90,000	100,363
5% 7/1/34 (d)	95,000	105,900
5% 7/1/35 (d)	65,000	72,439
5% 7/1/36 (d)	55,000	61,313
5% 7/1/37 (d)	65,000	72,455
5% 7/1/42 (d)	205,000	228,190
Series 2017 C, 4% 7/1/32	250,000	266,675
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	70,000	80,037
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	565,000	646,016
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26 (Pre-Refunded to 5/15/22 @ 100)	225,000	226,053
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	1,725,000	1,728,010
Series 2019 C, 2.55%, tender 6/1/26 (b)	2,980,000	2,995,424
TOTAL NORTH CAROLINA		8,331,702
North Dakota - 0.6%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,800,000	1,889,483
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,140,000	1,193,342
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,375,000	1,436,430
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,302,508
5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,875,000	2,161,741
5% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250,000	2,590,632
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	895,000	899,466
Series 2021 B, 3% 7/1/52	2,780,000	2,789,916
TOTAL NORTH DAKOTA		14,263,518
Ohio - 4.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,666,735
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	563,241
5% 8/1/26	345,000	385,858
5% 8/1/27	430,000	489,959
5% 8/1/28	490,000	562,565
5% 8/1/29	905,000	1,035,034
5% 8/1/30	730,000	832,632
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	630,000	632,139
Series 2020 A, 4% 12/1/40	4,000,000	4,208,421
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,296,476
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/32	2,335,000	2,640,731
5% 6/1/33	7,750,000	8,754,732
Series 2020 B2, 5% 6/1/55	4,000,000	4,162,789
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,112,357
Columbus City School District Series 2016 A, 5% 12/1/29	360,000	400,885
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	1,100,000	1,254,933
5% 12/1/51	1,650,000	1,875,496
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,239,811
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	647,839
5% 12/1/26	115,000	120,049
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	2,325,000	2,486,821
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	1,400,000	1,659,361
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	780,657
5% 2/15/44	915,000	931,491
5% 2/15/48	2,340,000	2,380,047
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	665,000	784,057
5% 3/1/29	890,000	1,049,339
5% 3/1/30	810,000	970,633
5% 3/1/30	1,210,000	1,449,958
Series 2021 B:
5% 2/1/29	1,615,000	1,901,396
5% 2/1/30	1,345,000	1,609,640
Series 2021 C:
5% 3/15/29	2,020,000	2,383,232
5% 3/15/30	2,020,000	2,422,043
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,331,876
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24	1,065,000	1,122,820
5% 1/1/25	1,195,000	1,289,088
5% 1/1/26	1,405,000	1,552,237
5% 1/1/27	3,250,000	3,670,016
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	255,000	264,269
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	135,000	141,485
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	2,000,000	2,388,723
5% 12/15/30	1,800,000	2,183,203
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	219,285
(Infrastructure Projs.) Series 2022 A:
5% 2/15/31 (f)	2,495,000	2,913,606
5% 2/15/39 (f)	670,000	783,833
Series A, 5% 2/15/51	16,340,000	19,088,654
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	417,003
5% 2/15/34	75,000	81,666
Series 2019, 5% 2/15/29	835,000	929,731
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	854,293
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	90,000	92,175
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	40,000	40,966
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	115,000	117,779
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	55,000	56,329
TOTAL OHIO		96,230,394
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	390,000	426,415
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	241,487
5% 10/1/29	240,000	263,101
5% 10/1/36	170,000	186,063
5% 10/1/39	345,000	376,868
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	86,066
5% 8/15/23	45,000	46,721
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	615,000	660,600
TOTAL OKLAHOMA		2,287,321
Oregon - 0.8%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	895,000	914,975
Series 2019 A, 4% 7/1/50	1,725,000	1,781,334
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,680,000	3,004,986
Series 2022 28:
5% 7/1/41 (d)	6,000,000	6,938,783
5% 7/1/52 (d)	5,035,000	5,727,680
TOTAL OREGON		18,367,758
Pennsylvania - 7.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	9,290,000	10,338,880
5% 1/1/56 (d)	5,635,000	6,254,159
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	750,000	648,419
4% 12/1/41	1,145,000	921,213
4.25% 12/1/50	1,275,000	993,004
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	505,000	582,498
5% 7/1/34	60,000	68,989
5% 7/1/38	1,350,000	1,544,924
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	2,485,000	2,674,271
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	192,823
5% 7/15/29	270,000	315,777
5% 7/15/32	170,000	197,993
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	1,750,000	1,952,442
5% 6/1/28	945,000	1,088,843
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/23	85,000	88,210
5% 6/1/28	185,000	206,167
5% 6/1/29	200,000	222,714
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,775,000	2,825,996
Series 2017:
5% 7/1/28	355,000	369,464
5% 7/1/29	1,365,000	1,418,334
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	250,000	267,473
Series 2019, 5% 7/1/49	970,000	1,052,340
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	454,667
4% 7/15/35	445,000	468,757
4% 7/15/37	860,000	902,890
5% 7/15/25	70,000	75,527
5% 7/15/26	215,000	236,527
5% 7/15/27	365,000	408,410
5% 7/15/28	270,000	305,203
5% 7/15/29	285,000	321,260
5% 7/15/30	380,000	427,191
5% 7/15/31	260,000	291,700
5% 7/15/32	270,000	302,561
5% 7/15/34	295,000	329,879
5% 7/15/36	865,000	965,855
5% 7/15/38	1,035,000	1,153,736
5% 7/15/43	1,205,000	1,335,107
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	498,796
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	1,725,000	1,725,830
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	189,061
5% 7/1/27	170,000	188,261
5% 7/1/28	170,000	187,754
5% 7/1/34	635,000	695,673
5% 7/1/36	345,000	377,093
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	240,000	243,686
5% 10/1/23	70,000	72,671
5% 10/1/24	200,000	211,679
5% 10/1/25	180,000	190,692
5% 10/1/27	85,000	89,822
Series 2016 A:
5% 10/1/28	260,000	283,985
5% 10/1/29	450,000	490,416
5% 10/1/31	785,000	850,131
5% 10/1/36	1,410,000	1,506,038
5% 10/1/40	690,000	728,947
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	130,000	143,234
Series 2018 A, 4% 8/15/48	2,190,000	2,314,080
Series 2016 A, 5% 8/15/46	5,165,000	5,650,509
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(d)	3,185,000	3,153,930
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	656,438
Series 2017:
5% 5/1/35	215,000	241,682
5% 5/1/37	270,000	303,100
5% 5/1/41	1,220,000	1,363,901
Series 2016:
5% 5/1/28	85,000	93,574
5% 5/1/32	215,000	235,746
5% 5/1/33	295,000	323,158
Series 2018 A, 5% 2/15/48	325,000	366,887
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	485,000	494,463
Series 2021 134B, 5% 4/1/27 (d)	1,340,000	1,488,801
Series 2021 137, 3% 10/1/51	4,000,000	4,006,095
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	9,000,000	10,445,343
Series 2021 C:
5% 12/1/27	750,000	862,166
5% 12/1/28	725,000	848,160
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	184,773
5% 7/1/26	170,000	188,044
5% 7/1/27	140,000	157,657
Series 2017 B:
5% 7/1/22 (d)	380,000	383,147
5% 7/1/22	50,000	50,451
5% 7/1/23 (d)	260,000	268,813
5% 7/1/23	85,000	88,201
5% 7/1/25 (d)	600,000	645,116
5% 7/1/26 (d)	515,000	563,340
5% 7/1/27 (d)	430,000	477,961
5% 7/1/28 (d)	515,000	569,956
5% 7/1/29 (d)	385,000	424,800
5% 7/1/32 (d)	515,000	566,460
5% 7/1/33 (d)	385,000	422,993
5% 7/1/34 (d)	690,000	757,467
5% 7/1/37 (d)	775,000	849,169
5% 7/1/42 (d)	2,325,000	2,534,514
5% 7/1/47 (d)	3,975,000	4,307,603
Series 2021:
5% 7/1/26 (d)	12,830,000	14,034,280
5% 7/1/27 (d)	17,680,000	19,651,981
5% 7/1/28 (d)	1,875,000	2,112,360
5% 7/1/34 (d)	3,750,000	4,292,352
5% 7/1/35 (d)	2,015,000	2,303,728
5% 7/1/51 (d)	3,400,000	3,802,525
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,360,000	1,461,274
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,646,652
5% 9/1/26	1,580,000	1,752,700
5% 9/1/27	1,670,000	1,864,403
5% 9/1/28	1,395,000	1,548,713
Series 2016 F:
5% 9/1/28	2,410,000	2,675,555
5% 9/1/29	1,565,000	1,734,676
Series 2018 A:
5% 9/1/36	325,000	370,712
5% 9/1/37	190,000	216,613
5% 9/1/38	300,000	341,604
Series 2018 B, 5% 9/1/43	440,000	497,694
Series 2019 A:
4% 9/1/35	1,310,000	1,410,991
5% 9/1/30	1,365,000	1,581,169
5% 9/1/31	1,085,000	1,252,359
5% 9/1/34	625,000	733,121
Series F, 5% 9/1/30	1,170,000	1,295,300
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,160,861
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	680,000	795,123
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	508,582
4% 6/1/49	1,135,000	1,204,258
5% 6/1/44	830,000	954,713
5% 6/1/49	1,325,000	1,515,218
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	220,000	238,594
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,055,771
5% 8/1/48	4,165,000	4,577,686
TOTAL PENNSYLVANIA		178,758,038
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	685,000	747,946
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	145,262
5% 9/1/36	1,210,000	1,289,497
Series 2016:
5% 5/15/22	1,300,000	1,305,594
5% 5/15/39	1,085,000	1,170,306
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	365,000	377,181
Series 2021 74, 3% 4/1/49	2,180,000	2,191,111
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	725,000	740,720
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	285,000	283,650
5% 12/1/24 (d)	765,000	818,837
5% 12/1/28 (d)	1,700,000	1,937,979
TOTAL RHODE ISLAND		10,260,137
South Carolina - 1.2%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	567,994
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	510,663
5% 12/1/26	240,000	260,420
5% 12/1/28	975,000	1,055,373
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	500,000	519,561
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,245,000	1,435,424
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	190,000	207,739
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 C, 5% 12/1/22	1,455,000	1,488,988
Series 2016 A:
5% 12/1/29	515,000	568,008
5% 12/1/38	50,000	54,940
Series 2016 B:
5% 12/1/31	190,000	211,601
5% 12/1/41	2,600,000	2,878,516
Series A, 5% 12/1/23	1,305,000	1,371,463
Spartanburg County Reg'l. Health:
Series 2012 A, 5% 4/15/37	1,390,000	1,391,702
Series 2017 A:
4% 4/15/43	3,225,000	3,384,670
4% 4/15/48	2,250,000	2,347,437
5% 4/15/48	7,705,000	8,605,814
TOTAL SOUTH CAROLINA		26,860,313
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	129,806
Series 2017:
5% 7/1/26	50,000	55,714
5% 7/1/28	50,000	56,595
5% 7/1/29	100,000	113,085
TOTAL SOUTH DAKOTA		355,200
Tennessee - 1.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/24	255,000	264,826
5% 7/1/25	255,000	264,666
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	1,905,000	2,155,090
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	95,000	110,324
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (d)	800,000	884,107
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	440,000	461,306
Series 2019 B:
5% 7/1/38 (d)	3,290,000	3,704,808
5% 7/1/54 (d)	1,020,000	1,126,543
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	10,250,000	11,609,313
5% 1/1/30	12,000,000	14,323,583
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	2,865,000	2,879,559
Series 2021 3A, 3% 1/1/52	1,165,000	1,170,155
TOTAL TENNESSEE		38,954,280
Texas - 5.7%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	170,000	181,559
5% 11/15/27 (d)	215,000	229,055
5% 11/15/28 (d)	260,000	276,316
5% 11/15/39 (d)	1,960,000	2,072,792
5% 11/15/44 (d)	4,795,000	5,058,509
Series 2017 B:
5% 11/15/28 (d)	170,000	187,263
5% 11/15/30 (d)	265,000	292,325
5% 11/15/32 (d)	210,000	231,691
5% 11/15/35 (d)	215,000	236,889
5% 11/15/36 (d)	360,000	396,410
5% 11/15/37 (d)	245,000	269,713
5% 11/15/41 (d)	980,000	1,075,085
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	242,674
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	80,000	87,504
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	170,000	185,946
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	1,000,000	1,093,798
Series 2021 C, 5% 1/1/27	3,595,000	3,892,571
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,253,696
El Paso Independent School District Series 2020:
5% 8/15/25	750,000	823,322
5% 8/15/26	1,300,000	1,461,520
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	2,085,000	1,926,495
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	550,000	621,379
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	940,000	961,307
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	250,115
Harris County Flood Cont. District Series 2021 A:
5% 10/1/27	1,600,000	1,831,207
5% 10/1/28	1,700,000	1,979,784
5% 10/1/29	1,700,000	2,012,262
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	481,481
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	741,979
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,264,836
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (d)	865,000	873,186
Series 2018 A, 5% 7/1/41 (d)	3,000,000	3,307,471
Series 2018 C:
5% 7/1/29 (d)	345,000	388,990
5% 7/1/30 (d)	365,000	409,680
5% 7/1/31 (d)	260,000	291,183
5% 7/1/32 (d)	300,000	335,560
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	736,679
5% 3/1/31	800,000	896,209
5% 3/1/32	340,000	380,554
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	545,806
Series 2016 B, 5% 11/15/33	480,000	535,215
Series 2020 C:
4% 11/15/43	3,500,000	3,760,122
4% 11/15/49	3,500,000	3,718,919
5% 11/15/45	3,500,000	4,115,985
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	87,370
5% 10/15/30	325,000	353,988
5% 10/15/32	170,000	185,092
5% 10/15/36	115,000	125,257
5% 10/15/37	195,000	212,475
5% 10/15/38	275,000	299,644
5% 10/15/44	270,000	294,422
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	170,000	185,370
5% 11/1/27 (d)	370,000	402,127
5% 11/1/28 (d)	570,000	617,458
5% 11/1/29 (d)	345,000	373,110
5% 11/1/32 (d)	635,000	684,936
Series 2017:
5% 11/1/22 (d)	130,000	132,549
5% 11/1/23 (d)	190,000	198,631
5% 11/1/24 (d)	170,000	181,449
5% 11/1/25 (d)	170,000	184,761
5% 11/1/26 (d)	170,000	187,552
5% 11/1/27 (d)	170,000	187,416
5% 11/1/28 (d)	300,000	330,256
5% 11/1/29 (d)	215,000	236,826
5% 11/1/30 (d)	170,000	186,867
5% 11/1/31 (d)	385,000	422,636
5% 11/1/32 (d)	445,000	488,007
5% 11/1/33 (d)	170,000	186,264
5% 11/1/34 (d)	170,000	186,133
5% 11/1/36 (d)	170,000	185,913
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	1,000,000	1,087,831
5% 5/15/26	1,260,000	1,400,177
5% 5/15/27	1,500,000	1,696,432
Series 2015 D:
5% 5/15/28	380,000	412,776
5% 5/15/30	860,000	933,907
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	147,948
5% 8/15/29	345,000	391,696
5% 8/15/47	395,000	442,112
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	137,187
5% 4/1/30	590,000	646,100
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	186,336
5% 1/1/33	205,000	229,723
5% 1/1/34	260,000	291,231
5% 1/1/34	515,000	645,158
5% 1/1/35	380,000	425,646
5% 1/1/36	1,035,000	1,158,831
5% 1/1/37	1,375,000	1,538,853
5% 1/1/38	560,000	572,792
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	158,634
5% 1/1/30	75,000	82,150
5% 1/1/31	100,000	109,459
Series 2015 A, 5% 1/1/32	575,000	615,024
Series 2015 B, 5% 1/1/40	1,720,000	1,758,647
Series 2016 A, 5% 1/1/36	215,000	235,255
Series 2017 A, 5% 1/1/39	5,620,000	6,381,288
Series 2018:
4% 1/1/37	2,125,000	2,275,432
4% 1/1/38	4,365,000	4,602,077
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	831,286
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	2,130,000	2,472,573
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	85,660
5% 10/1/30	120,000	137,047
5% 10/1/31	110,000	125,477
5% 10/1/39	215,000	245,796
5% 10/1/40	170,000	194,148
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	690,000	720,302
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	911,125
5% 2/15/25	145,000	157,046
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,088,079	1,054,392
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	1,025,000	1,068,701
Series A, 3.5% 3/1/51	1,075,000	1,102,242
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	710,000	745,254
4% 6/30/39	1,800,000	1,873,344
4% 6/30/40	1,500,000	1,558,662
Series 2013, 6.75% 6/30/43 (d)	2,580,000	2,750,217
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	628,074
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	10,120,000	9,470,908
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	2,000,000	2,287,472
Series 2020, 5% 8/1/30	1,000,000	1,205,255
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,172,849
5% 2/15/33	690,000	759,336
5% 2/15/34	860,000	945,749
5% 2/15/36	515,000	565,549
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	360,000	404,225
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	4,000,000	4,671,181
5% 8/15/31	3,000,000	3,679,244
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	391,503
Weatherford Independent School District Series 2002, 0% 2/15/33	1,200,000	896,181
TOTAL TEXAS		132,705,051
Utah - 0.8%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (d)	345,000	347,976
5% 7/1/24 (d)	300,000	316,714
5% 7/1/25 (d)	345,000	371,053
5% 7/1/27 (d)	730,000	813,311
5% 7/1/29 (d)	640,000	707,802
5% 7/1/30 (d)	475,000	524,259
5% 7/1/31 (d)	905,000	996,962
5% 7/1/33 (d)	690,000	758,795
5% 7/1/35 (d)	690,000	757,975
5% 7/1/36 (d)	930,000	1,020,983
5% 7/1/37 (d)	2,345,000	2,572,999
5% 7/1/42 (d)	4,220,000	4,613,090
Series 2018 A:
5% 7/1/33 (d)	1,655,000	1,841,753
5.25% 7/1/48 (d)	1,215,000	1,344,391
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	545,000	553,293
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	1,000,000	1,152,982
TOTAL UTAH		18,694,338
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	834,628
5% 10/15/46	980,000	1,030,067
(Middlebury College Proj.) Series 2020, 5% 11/1/49	2,125,000	2,436,696
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,305,000	1,307,044
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (d)	1,000,000	1,107,758
5% 6/15/29 (d)	1,700,000	1,910,480
Series 2020 A, 5% 6/15/28 (d)	1,000,000	1,118,054
TOTAL VERMONT		9,744,727
Virginia - 2.2%
Arlington County Series 2021:
5% 6/15/26	2,800,000	3,138,529
5% 6/15/28	4,560,000	5,323,391
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	854,191
5% 6/15/30	215,000	226,146
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	111,653
Series 2016:
4% 6/15/37	125,000	129,782
5% 6/15/27	260,000	287,564
5% 6/15/30	110,000	120,645
5% 6/15/33	75,000	81,945
5% 6/15/34	140,000	152,848
5% 6/15/35	380,000	414,559
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	8,150,000	8,967,579
4% 2/1/35	7,495,000	8,236,490
Series 2015 A, 5% 1/1/35 (Pre-Refunded to 1/1/25 @ 100)	170,000	183,669
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	172,126
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	6,610,000	7,421,908
5% 8/1/27	7,060,000	8,082,635
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (d)(f)	3,250,000	3,375,280
4% 7/1/35 (d)(f)	2,460,000	2,553,362
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	467,773
5% 1/1/34	260,000	282,549
5% 1/1/35	260,000	282,355
5% 1/1/44	170,000	184,870
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	820,000	801,714
TOTAL VIRGINIA		51,853,563
Washington - 1.9%
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	565,000	601,232
4% 6/1/28	360,000	389,743
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	295,000	315,772
Series 2016 B:
5% 10/1/28 (d)	600,000	661,387
5% 10/1/30 (d)	345,000	379,053
Series 2019 A, 4% 4/1/44 (d)	625,000	654,952
Series 2019:
5% 4/1/35 (d)	7,500,000	8,473,416
5% 4/1/44 (d)	1,500,000	1,680,038
Series 2021 C:
5% 8/1/24 (d)	1,955,000	2,079,042
5% 8/1/25 (d)	1,585,000	1,724,405
5% 8/1/26 (d)	2,175,000	2,412,615
5% 8/1/27 (d)	1,345,000	1,515,968
5% 8/1/28 (d)	3,755,000	4,274,810
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/22 (d)	170,000	171,065
5% 6/1/24 (d)	270,000	278,962
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	875,000	830,102
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	965,000	1,002,120
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	710,000	737,311
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	624,110
5% 2/1/34	715,000	768,970
Series 2017 D, 5% 2/1/33	610,000	684,963
Series 2018 C, 5% 8/1/30	1,150,000	1,309,736
Series R-2017 A, 5% 8/1/30	350,000	390,682
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	152,671
5% 7/1/27	265,000	301,499
5% 7/1/28	325,000	373,892
5% 7/1/29	125,000	143,405
5% 7/1/30	150,000	171,620
5% 7/1/31	180,000	205,520
5% 7/1/32	345,000	393,452
5% 7/1/33	490,000	557,848
5% 7/1/34	115,000	130,476
5% 7/1/42	1,650,000	1,863,457
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	900,171
Series 2015:
5% 1/1/25	345,000	369,394
5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	400,000	432,931
Series 2017, 4% 8/15/42	2,055,000	2,125,944
Series 2019 A2, 5% 8/1/44	1,165,000	1,305,054
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	407,207
5% 10/1/28	380,000	417,750
5% 10/1/35	390,000	424,610
5% 10/1/36	590,000	641,729
5% 10/1/40	580,000	628,741
TOTAL WASHINGTON		43,907,825
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	316,887
5% 1/1/32	230,000	259,574
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	1,000,000	1,091,237
5% 6/1/26	1,000,000	1,116,528
5% 6/1/27	1,000,000	1,139,158
5% 6/1/28	1,500,000	1,737,647
TOTAL WEST VIRGINIA		5,661,031
Wisconsin - 1.6%
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	1,595,000	1,703,899
5.25% 10/1/48	1,595,000	1,696,334
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	2,350,000	2,658,888
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	145,000	150,231
5% 5/15/28 (e)	230,000	238,700
5.25% 5/15/37 (e)	70,000	72,727
5.25% 5/15/42 (e)	85,000	88,115
5.25% 5/15/47 (e)	85,000	87,958
5.25% 5/15/52 (e)	160,000	165,272
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	150,000	156,065
5% 10/1/48 (e)	200,000	207,054
5% 10/1/53 (e)	310,000	320,050
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	325,000	347,961
Series 2021 A, 4.5% 6/1/56 (e)	6,365,000	5,513,129
Series 2021 B, 6.5% 6/1/56 (e)	1,870,000	1,683,042
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	6,260,000	7,191,204
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	949,605
Series 2014:
4% 5/1/33	605,000	619,648
5% 5/1/22	135,000	135,387
Series 2016 A:
5% 2/15/28	410,000	449,924
5% 2/15/29	530,000	580,993
5% 2/15/30	585,000	640,604
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	1,000,000	1,136,770
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	170,000	193,251
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	295,000	335,347
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	325,000	369,450
Series 2018, 5% 4/1/34	2,000,000	2,315,194
Series 2019 A:
2.25% 11/1/26	305,000	305,809
5% 11/1/26	355,000	376,551
5% 11/1/46	1,015,000	1,049,211
Series 2019 B1, 2.825% 11/1/28	345,000	327,518
Series 2019 B2, 2.55% 11/1/27	220,000	220,483
Series 2019:
5% 10/1/30	405,000	467,896
5% 10/1/32	850,000	978,351
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	430,000	434,544
5% 6/1/27	385,000	388,181
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	1,505,000	1,511,622
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	270,000	259,909
0.81%, tender 5/1/25 (b)	900,000	850,109
TOTAL WISCONSIN		37,176,986
TOTAL MUNICIPAL BONDS (Cost $2,335,622,306)		2,262,938,034

Municipal Notes - 0.0%
	Principal Amount (a)	Value ($)
New York - 0.0%
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 B, 5% 5/15/22 (Cost $1,002,287)	1,000,000	1,004,155

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (h)(i) (Cost $90,436,242)	90,423,377	90,441,457

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,427,060,835)	2,354,383,646
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(22,642,150)
NET ASSETS - 100.0%	2,331,741,496

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,098,338 or 0.9% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	98,408,440	210,162,017	218,129,000	41,598	4,639	(4,639)	90,441,457	5.0%
Total	98,408,440	210,162,017	218,129,000	41,598	4,639	(4,639)	90,441,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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